Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Related Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)

Related Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)

(Thousands of dollars)		2016			2015			2014
	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount
Defined benefit pension plans:
Net actuarial gain/(loss)	$(22,770)	$8,652	$(14,118)	$(30,519)	$11,597	$(18,922)	$(173,646)	$65,985	$(107,661)
Amortization of prior service cost	1,335	(507)	828	1,335	(507)	828	355	(135)	220
Amortization of net actuarial (gain)/loss	27,066	(10,285)	16,781	34,381	(13,065)	21,316	23,656	(8,989)	14,667
Prior service cost	—	—	—	—	—	—	(6,661)	2,531	(4,130)
Regulatory adjustment	(5,584)	2,122	(3,462)	(5,646)	2,146	(3,500)	140,308	(53,317)	86,991

Pension plans other comprehensive income (loss)	47	(18)	29	(449)	171	(278)	(15,988)	6,075	(9,913)
Forward-starting interest rate swaps (“FSIRS”) (designated hedging activities):
Amounts reclassified into net income	3,345	(1,270)	2,075	3,344	(1,271)	2,073	3,345	(1,272)	2,073

FSIRS other comprehensive income (loss)	3,345	(1,270)	2,075	3,344	(1,271)	2,073	3,345	(1,272)	2,073
Foreign currency translation adjustments:
Translation adjustments	161	—	161	(1,954)	—	(1,954)	(659)	—	(659)

Foreign currency other comprehensive income (loss)	161	—	161	(1,954)	—	(1,954)	(659)	—	(659)

Total other comprehensive income (loss)	$3,553	$(1,288)	$2,265	$941	$(1,100)	$(159)	$(13,302)	$4,803	$(8,499)

(1)

Tax amounts are calculated using a 38% rate. Management has elected to indefinitely reinvest the earnings of Centuri’s Canadian subsidiaries in Canada, thus preventing deferred taxes on such earnings. As a result of this assertion, management is not recognizing any tax effect or presenting a tax expense or benefit for the currency translation adjustment amount reported in Other Comprehensive Income, as repatriation of earnings is not anticipated.

Schedule of Estimated Amounts Amortized from Accumulated Other Comprehensive Income or Regulatory Assets into Net Periodic Benefit Cost

The estimated amounts that will be amortized from accumulated other comprehensive income or regulatory assets into net periodic benefit cost over the next year are summarized below (in thousands):

Retirement plan net actuarial loss	$24,000
SERP net actuarial loss	1,500
PBOP prior service cost	1,300

Rollforward of Accumulated Other Comprehensive Income

The following table represents a rollforward of AOCI, presented on the Company’s Consolidated Balance Sheets and its Consolidated Statements of Equity:

AOCI—Rollforward

(Thousands of dollars)

	Defined Benefit Plans (Note 10)			FSIRS (Note 13)			Foreign Currency Items
	Before- Tax	Tax (Expense) Benefit (4)	After- Tax	Before- Tax	Tax (Expense) Benefit (4)	After- Tax	Before- Tax	Tax (Expense) Benefit	After- Tax	AOCI
Beginning Balance AOCI December 31, 2015	$(57,660)	$21,911	$(35,749)	$(19,344)	$7,350	$(11,994)	$(2,525)	$—	$(2,525)	$(50,268)

Net actuarial gain/(loss)	(22,770)	8,652	(14,118)	—	—	—	—	—	—	(14,118)
Translation adjustments	—	—	—	—	—	—	161	—	161	161

Other comprehensive income before reclassifications	(22,770)	8,652	(14,118)	—	—	—	161	—	161	(13,957)
FSIRS amounts reclassified from AOCI (1)	—	—	—	3,345	(1,270)	2,075	—	—	—	2,075
Amortization of prior service cost (2)	1,335	(507)	828	—	—	—	—	—	—	828
Amortization of net actuarial loss (2)	27,066	(10,285)	16,781	—	—	—	—	—	—	16,781
Regulatory adjustment (3)	(5,584)	2,122	(3,462)	—	—	—	—	—	—	(3,462)

Net current period other comprehensive income (loss)	47	(18)	29	3,345	(1,270)	2,075	161	—	161	2,265
Less: Translation adjustment attributable to redeemable noncontrolling interest	—	—	—	—	—	—	5	—	5	5

Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation	47	(18)	29	3,345	(1,270)	2,075	156	—	156	2,260

Ending Balance AOCI December 31, 2016	$(57,613)	$21,893	$(35,720)	$(15,999)	$6,080	$(9,919)	$(2,369)	$—	$(2,369)	$(48,008)

(1)	The FSIRS reclassification amounts are included in the Net interest deductions line item on the Consolidated Statements of Income.
(2)	These AOCI components are included in the computation of net periodic benefit cost (see Note 10 – Pension and Other Postretirement Benefits for additional details).
(3)

The regulatory adjustment represents the portion of the activity above that is expected to be recovered through rates in the future (the related regulatory asset is included in the Deferred charges and other assets line item on the Consolidated Balance Sheets).

(4)	Tax amounts are calculated using a 38% rate.

Amount Recognized Before Income Tax in Accumulated Other Comprehensive Income

The following table represents amounts (before income tax impacts) included in Accumulated other comprehensive income (in the table above), that have not yet been recognized in net periodic benefit cost as of December 31, 2016 and 2015:

Amounts Recognized in AOCI (Before Tax)

(Thousands of dollars)

	2016	2015
Net actuarial (loss) gain	$(430,973)	$(435,269)
Prior service cost	(5,703)	(7,038)
Less: amount recognized in regulatory assets	379,063	384,647

Recognized in AOCI	$(57,613)	$(57,660)